FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value
	June 30, 2016 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:

Foreign exchange contracts	$-	$14	$-	$14

Total assets	$-	$14	$-	$14

Liabilities:

Contingent Consideration related to acquisitions	$-	$-	$267	$267
Liabilities presented at fair value	-	-	633	633

Total liabilities	$-	$-	$900	$900

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:

Contingent Consideration related to acquisitions	$-	$-	$2,458	$2,458
Foreign exchange contracts	-	62	-	62
Liability presented at fair value	-	-	719	719

Total liabilities	$-	$62	$3,177	$3,239

Schedule of change of fair value measurements that are categorized within Level 3
Total fair value as of January 1, 2016	$3,177

Settlements	(2,214)
Changes in fair value recognized in expenses	(86)
Accretion of payment obligation	23

Total fair value as of June 30, 2016 (unaudited)	$900